CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease in right of use asset	$ 534